Going Concern (Tables)	12 Months Ended
Mar. 31, 2019
Going Concern And Impairment Of Non-current Assets
Disclosure of Information for Cash-Generating Units
Assumptions	As at March 31, 2019	As at March 31, 2018
Growth rate applied beyond approved forecast period	4%	4%
Pre-tax discount rate	21%	19%

Disclosure of Impairment Sensitivity
(in millions)
As at March 31, 2019
Increase in discount rate by 1%	$ 54
Decrease in long term growth rate applied beyond approved forecast period by 1%	$ 30
Decrease in projected volume by 1%	$ 63